SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Share Capital, shares authorized	125,000,000	125,000,000
Common stock, value authorized	$ 125,000	$ 125,000
Share capital, par value (in dollars per share)	$ 1.00	$ 1.00
Share Capital, shares issued	93,468,000	93,404,000
Common Stock, Value, Issued	$ 93,468	$ 93,404